Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 1
Tax expense (benefit) at statutory rate	$ (1,896,278)	$ (2,253,664)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(134,909)	(160,335)
Non-deductible loss on warrant valuation adjustment	193,368	665,719
Income (loss) from foreign subsidiaries	(33,565)	17,077
Change in valuation allowance - United States	1,891,482	1,510,606
Other	(20,098)	220,597
Income tax expense (benefit)	$ 0	$ 0